Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 7 – Intangible Assets

The following is a summary of goodwill and other intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
(Dollars in thousands)	Goodwill	Other Intangible Assets (a)
December 31, 2013	$141,943	$21,988
Amortization expense	-	(4,170)
Additions (b)	3,989	11,700
December 31, 2014	$145,932	$29,518
Amortization expense	-	(5,253)
Additions (b)	45,375	1,950
December 31, 2015	$191,307	$26,215
Amortization expense	-	(5,198)
Additions (c)	64	-
December 31, 2016	$191,371	$21,017

  Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
  See Note 2-Acquisitions and Divestures for further details regarding goodwill related to acquisitions.
  The 2016 increase in goodwill was for tax adjustments related to the TAF acquisition.

The gross carrying amount and accumulated amortization of other intangible assets subject to amortization is $72.3 million and $51.3 million, respectively on December 31, 2016. Estimated aggregate amortization expense is expected to be $4.9 million, $4.7 million, $4.5 million, $1.7 million, and $1.6 million for the twelve-month periods of 2017, 2018, 2019, 2020, and 2021, respectively.

Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning January 1, 2012, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized. Gross goodwill of $200.0 million with accumulated impairments and accumulated divestiture-related write-offs of $114.1 million and $85.9 million, respectively, were previously allocated to the non-strategic segment, resulting in $0 net goodwill allocated to the non-strategic segment as of December 31, 2015 and 2016. The regional banking and fixed income segments do not have any accumulated impairments or divestiture related write-offs. The following is a summary of goodwill by reportable segment included in the Consolidated Statements of Condition as of and for the years ended December 31, 2014, 2015 and 2016.

	Regional	Fixed
(Dollars in thousands)	Banking	Income	Total
December 31, 2013	$43,939	$98,004	$141,943
Additions	3,989	-	3,989
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2014	$47,928	$98,004	$145,932
Additions	45,375	-	45,375
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2015	$93,303	$98,004	$191,307
Additions	64	-	64
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2016	$93,367	$98,004	$191,371